Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of making decisions regarding the allocation of resources and to assess performance

The criteria applied to identify the operating segments are consistent with the information reviewed by the Chief Executive Officer (the Group’s “Chief Operating Decision Maker”) in making decisions regarding the allocation of resources and to assess performance.

	As at and for the year ended December 31, 2022
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External Customers	799,652	184,028	983,680	—	983,680
Inter-Segment	1,585	115,472	117,057	(117,057)	—
Total Revenue	801,237	299,500	1,100,737	(117,057)	983,680
Cost of Sales	526,370	234,826	761,196	(97,317)	663,879
Gross Profit	274,867	64,674	339,541	(19,740)	319,801

Other operating income	18,985	13	18,998	(148)	18,850
Selling and Marketing expenses	12,287	2,430	14,717	11,369	26,086
Research and Development expenses	25,169	6,542	31,711	2,676	34,387
General and Administrative expenses	73,816	14,431	88,247	(2,500)	85,747
Operating Profit	182,580	41,284	223,864	(31,433)	192,431

Total assets	1,259,124	370,851	1,629,975	29,723	1,659,698
Total liabilities	511,022	256,835	767,857	(104,069)	663,788

	As at and for the year ended December 31, 2021
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External Customers	694,038	149,882	843,920	—	843,920
Inter-Segment	1,134	68,979	70,113	(70,113)	—
Total Revenue	695,172	218,861	914,033	(70,113)	843,920
Cost of Sales	465,304	176,604	641,908	(63,393)	578,515
Gross Profit	229,868	42,257	272,125	(6,720)	265,405

Other operating income	9,386	—	9,386	—	9,386
Selling and Marketing expenses	7,736	3,196	10,932	9,516	20,448
Research and Development expenses	23,467	4,263	27,730	1,886	29,616
General and Administrative expenses	58,996	11,898	70,894	(8,392)	62,502
Operating Profit	149,055	22,900	171,955	(9,730)	162,225

Total assets	885,733	253,767	1,139,500	279,342	1,418,842
Total liabilities	335,919	163,661	499,580	77,603	577,183

	As at and for the year ended December 31, 2020
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External Customers	564,931	97,106	662,037	—	662,037
Inter-Segment	1,096	56,327	57,423	(57,423)	—
Total Revenue	566,027	153,433	719,460	(57,423)	662,037
Cost of Sales	398,411	121,332	519,743	(51,882)	467,861
Gross Profit	167,616	32,101	199,717	(5,541)	194,176

Other operating income	5,193	31	5,224	7	5,230
Selling and Marketing expenses	9,762	2,842	12,604	7,440	20,044
Research and Development expenses	12,080	3,056	15,136	2,254	17,390
General and Administrative expenses	48,324	9,641	57,965	899	58,863
Operating Profit	102,643	16,593	119,236	(16,127)	103,109

Reconciliation from Segments Operating Profit to Consolidated Profit before Tax Explanatory

The reconciliation from total segments Operating Profit to consolidated Profit Before Tax is as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Segments Operating Profit	223,864	171,955	119,236
Finance income	25,050	21,709	14,926
Finance expense	29,840	18,808	21,848
Share of profit of an associate	—	547	92
Inter-segment elimination	(31,433)	(9,730)	(16,127)
Profit Before Tax	187,641	165,673	96,279